CONSOLIDATED FINANCIAL STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2012
Consolidated Financial Statement Details [Abstract]
Schedule of other current assets

	December 31,
	2012	2011
	(In thousands)
Other current assets:
Income taxes receivable	$27,437	$7,728
Prepaid expenses	22,877	19,769
Capitalized downloadable search toolbar costs, net	22,205	17,704
Deferred income taxes	20,343	41,045
Production costs	20,099	12,538
Other	43,378	13,471
Other current assets	$156,339	$112,255

Schedule of property and equipment, net

	December 31,
	2012	2011
	(In thousands)
Property and equipment, net:
Buildings and leasehold improvements	$238,652	$235,737
Computer equipment and capitalized software	197,402	186,016
Furniture and other equipment	42,949	43,156
Projects in progress	19,303	7,643
Land	5,117	5,117
	503,423	477,669
Accumulated depreciation and amortization	(232,911)	(218,081)
Property and equipment, net	$270,512	$259,588

Schedule of other non-current assets

	December 31,
	2012	2011
	(In thousands)
Other non-current assets:
Income taxes receivable	$79,130	$58,870
Other	39,100	21,891
Other non-current assets	$118,230	$80,761

Schedule of accrued expenses and other current liabilities

	December 31,
	2012	2011
	(In thousands)
Accrued expenses and other current liabilities:
Accrued revenue share expense	$78,196	$80,628
Accrued advertising expense	73,381	68,782
Accrued employee compensation and benefits	51,537	83,692
Unsettled treasury stock purchases	35,113	10,871
Income taxes payable	17,679	3,630
Other	99,326	95,887
Accrued expenses and other current liabilities	$355,232	$343,490

Schedule of accumulated other comprehensive (loss) income

	December 31,
	2012	2011
	(In thousands)
Accumulated other comprehensive loss:
Foreign currency translation adjustment, net of tax	$(25,073)	$(25,174)
Unrealized (losses) gains on available-for-sale securities, net of tax	(7,096)	12,731
Accumulated other comprehensive loss	$(32,169)	$(12,443)

Schedule of revenue

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Revenue:
Service revenue	$2,639,409	$1,932,289	$1,522,217
Product revenue	161,524	127,155	114,598
Revenue	$2,800,933	$2,059,444	$1,636,815

Schedule of cost of revenue

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Cost of revenue:
Cost of service revenue	$837,113	$666,424	$508,640
Cost of product revenue	155,357	94,820	85,176
Cost of revenue	$992,470	$761,244	$593,816

Schedule of other income (expense), net

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Other (expense) income, net:
Interest income	$3,462	$5,205	$6,517
Interest expense	(6,149)	(5,430)	(5,404)
Non-income tax refunds related to Match Europe, which was sold in 2009	—	4,630	—
Foreign currency exchange (losses) gains, net	(1,050)	3,660	314
Gains on sales of investments	3,326	1,974	3,989
Impairment of long-term investments	(8,685)	—	(7,844)
Other	(65)	21	995
Other (expense) income, net	$(9,161)	$10,060	$(1,433)